FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [Table Text Block]

	December 31, 2022			December 31, 2021
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 2	Carrying value	Level 1	Level 2
Financial assets
Marketable securities (Note 14)	$34,528	$33,426	$1,102	$26,486	$22,531	$3,955

Disclosure of detailed information about capital risk management [Table Text Block]
	December 31, 2022	December 31, 2021
Equity	$1,411,298	$1,410,971
Debt facilities	210,362	181,233
Lease liabilities	37,583	39,861
Less: cash and cash equivalents	(151,438)	(237,926)
	$1,507,805	$1,394,139

Disclosure of detailed information about financial liabilities [Table Text Block]
	Carrying Amount	Contractual Cash Flows	Less than 1 year	2 to 3 years	4 to 5 years	After 5 years
Trade and other payables	$115,120	$115,120	$115,120	$—	$—	$—
Debt facilities	210,362	254,838	1,847	22,955	230,036	—
Lease liabilities	37,583	41,896	13,966	21,337	5,668	925
Other liabilities	5,655	6,956	—	—	—	6,956
Commitments	1,355	1,355	1,355	—	—	—
	$370,075	$420,165	$132,288	$44,292	$235,704	$7,881

Disclosure of detailed information about currency risk [Table Text Block]
	December 31, 2022
	Cash and cash equivalents	Restricted cash	Value added taxes receivable	Other financial assets	Trade and other payables	Net assets (liabilities) exposure	Effect of +/- 10% change in currency
Canadian dollar	$29,956	$—	$—	$3,365	($1,887)	$31,434	$3,143
Mexican peso	24,036	79,126	41,152	—	(55,629)	88,685	8,869
	$53,992	$79,126	$41,152	$3,365	($57,516)	$120,119	$12,012

Disclosure of detailed information about price risk [Table Text Block]

		December 31, 2022
	Effect of +/- 10% change in metal prices
	Silver	Gold	Total
Metals in doré inventory	$2,630	$859	$3,489
	$2,630	$859	$3,489